UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Haverford Quality Growth Stock Fund

HAVGX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Haverford Quality Growth Stock Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at http://www.haverfordfunds.com/fund-overview.html. You can also request this information by contacting us at 1-866-301-7212.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Haverford Quality Growth Stock Fund	$40	0.80%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$317,163,724	34	$947,920	6%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
25.3%
Financials
17.4%
Health Care
13.5%
Industrials
13.3%
Consumer Staples
9.5%
Communication Services
8.6%
Consumer Discretionary
6.3%
Utilities
2.9%
Energy
1.5%
Materials
1.4%
Short-Term Investment
0.5%

Table Summary
Value	Value
Short-Term Investment	0.5%
Materials	1.4%
Energy	1.5%
Utilities	2.9%
Consumer Discretionary	6.3%
Communication Services	8.6%
Consumer Staples	9.5%
Industrials	13.3%
Health Care	13.5%
Financials	17.4%
Information Technology	25.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	7.0%
Alphabet, Cl A	6.6%
Microsoft	6.0%
NVIDIA	5.8%
JPMorgan Chase	5.1%
Costco Wholesale	4.9%
RTX	4.4%
BlackRock	4.1%
Eaton PLC	4.0%
Mastercard, Cl A	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-301-7212

  http://www.haverfordfunds.com/fund-overview.html

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-301-7212 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

HAVGX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund

Haverford Quality Growth Stock Fund

Semi-Annual Financials and Other Information

April 30, 2026

HAVERFORD

QUALITY INVESTING

Investment Adviser:

Haverford Financial Services, Inc.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Other Information (Form N-CSRS Items 8-11)	15

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 99.7%

	Shares	Value
COMMUNICATION SERVICES — 8.6%
Alphabet, Cl A	54,267	$20,881,941
Meta Platforms, Cl A	10,681	6,535,811
		27,417,752
CONSUMER DISCRETIONARY — 6.3%
Lowe's	39,342	9,394,476
TJX	68,016	10,661,508
		20,055,984
CONSUMER STAPLES — 9.5%
Coca-Cola	83,861	6,604,892
Costco Wholesale	15,451	15,675,503
PepsiCo	48,685	7,716,086
		29,996,481
ENERGY — 1.5%
Chevron	24,541	4,744,021

FINANCIALS — 17.4%
Aon PLC, Cl A	16,407	5,113,241
BlackRock	12,257	13,061,059
JPMorgan Chase	51,974	16,279,816
Mastercard, Cl A	24,151	12,146,021
S&P Global	14,077	6,070,425
Visa, Cl A	7,977	2,631,134
		55,301,696
HEALTH CARE — 13.5%
Eli Lilly	12,011	11,225,481
Johnson & Johnson	46,725	10,739,741
McKesson	8,865	7,226,748
Medtronic PLC	46,460	3,761,866
Stryker	16,475	5,191,767
Thermo Fisher Scientific	9,571	4,584,126
		42,729,729
INDUSTRIALS — 13.3%
Eaton PLC	29,308	12,690,657
Honeywell International	56,080	12,019,626
RTX	80,153	14,112,539
Waste Management	14,569	3,388,021
		42,210,843
INFORMATION TECHNOLOGY — 25.3%
Accenture PLC, Cl A	38,111	6,810,817

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Apple	81,628	$22,149,758
Broadcom	16,532	6,900,952
Microsoft	46,661	19,027,423
NVIDIA	91,479	18,256,464
Texas Instruments	24,674	6,935,368
		80,080,782
MATERIALS — 1.4%
Air Products and Chemicals	9,157	2,747,558
Linde PLC	3,190	1,598,637
		4,346,195
UTILITIES — 2.9%
NextEra Energy	95,383	9,336,088

TOTAL COMMON STOCK
(Cost $144,041,626)		316,219,571

SHORT-TERM INVESTMENT(A) — 0.5%

SEI Daily Income Trust, Government Fund, Institutional Class, 3.530%
(Cost $1,648,860)	1,648,860	1,648,860
TOTAL INVESTMENTS — 100.2%
(Cost $145,690,486)		$317,868,431

Percentages are based on Net Assets of $317,163,724.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of April 30, 2026.

Cl — Class
PLC — Public Limited Company

As of April 30, 2026, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $145,690,486)	$317,868,431
Dividends Receivable	146,318
Receivable for Capital Shares Sold	2,500
Dividend Tax Reclaim Receivable	14,159
Prepaid Expenses	8,085
Total Assets	318,039,493

Liabilities:
Payable for Capital Shares Redeemed	612,627
Payable due to Adviser	154,277
Payable due to Administrator	29,823
Chief Compliance Officer Fees Payable	5,841
Payable due to Trustees	5,278
Other Accrued Expenses	67,923
Total Liabilities	875,769
Net Assets	$317,163,724

Net Assets Consist of:
Paid-in Capital	$130,026,738
Total Distributable Earnings	187,136,986
Net Assets	$317,163,724

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	12,370,088
Net Asset Value, Offering and Redemption Price Per Share	$25.64

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND FOR THE SIX MONTHS ENDED APRIL 30, 2026 (UNAUDITED)

STATEMENT OF OPERATIONS

Investment Income:
Dividends (Net of Foreign Taxes Withheld of $–)	$2,100,997
Total Income	2,100,997

Expenses:
Investment Advisory Fees	947,920
Administration Fees	182,782
Trustees' Fees	9,582
Chief Compliance Officer Fees	4,582
Transfer Agent Fees	49,014
Legal Fees	22,841
Audit Fees	13,751
Printing Fees	10,216
Custodian Fees	6,473
Registration and Filing Fees	6,029
Other Expenses	13,931
Total Expenses	1,267,121

Less:
Fees Paid Indirectly	(170)
Net Expenses	1,266,951
Net Investment Income	834,046
Net Realized Gain on Investments	14,928,051
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,907,539)
Net Realized and Unrealized Gain on Investments	5,020,512

Net Increase in Net Assets Resulting from Operations	$5,854,558

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$834,046	$2,172,238
Net Realized Gain	14,928,051	22,820,330
Net Change in Unrealized Appreciation (Depreciation)	(9,907,539)	14,404,874
Net Increase in Net Assets Resulting from Operations	5,854,558	39,397,442
Distributions:	(23,741,310)	(24,255,471)
Capital Share Transactions:
Issued	5,311,239	20,786,651
Reinvestment of Dividends and Distributions	22,385,474	1,738,102
Redeemed	(14,763,393)	(26,973,633)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,933,320	(4,448,880)
Total Increase (Decrease) in Net Assets	(4,953,432)	10,693,091

Net Assets:
Beginning of Period/Year	322,117,156	311,424,065
End of Period/Year	$317,163,724	$322,117,156

Share Transactions:
Issued	207,139	844,525
Reinvestment of Dividends and Distributions	879,331	70,632
Redeemed	(574,123)	(1,081,812)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	512,347	(166,655)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Year Ended October 31,
	Six Months Ended April 30, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period/Year	$27.17		$25.90	$21.29	$22.47	$26.20	$18.98
Income from Investment Operations:
Net Investment Income(1)	0.07		0.18	0.26	0.23	0.20	0.19
Net Realized and Unrealized Gain (Loss)	0.40		3.11	5.44	(0.14)	(2.43)	7.22
Total from Investment Operations	0.47		3.29	5.70	0.09	(2.23)	7.41
Dividends and Distributions:
Net Investment Income	(0.07)		(0.18)	(0.27)	(0.23)	(0.19)	(0.19)
Net Realized Gains	(1.93)		(1.84)	(0.82)	(1.04)	(1.31)	—
Total Dividends and Distributions	(2.00)		(2.02)	(1.09)	(1.27)	(1.50)	(0.19)
Net Asset Value, End of Period/Year	$25.64		$27.17	$25.90	$21.29	$22.47	$26.20
Total Return*	1.84%		13.58%	27.44%	0.29%	(9.15)%	39.13%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$317,164		$322,117	$311,424	$276,962	$287,528	$319,502
Ratio of Expenses to Average Net Assets (including fees paid indirectly)	0.80	%†	0.80%	0.80%	0.81%	0.80%	0.80%
Ratio of Expenses to Average Net Assets (excluding fees paid indirectly)	0.80	%†	0.80%	0.80%	0.81%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets	0.53	%†	0.71%	1.08%	1.01%	0.83%	0.79%
Portfolio Turnover Rate	6	%††	11%	8%	13%	12%	9%

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized
††	Not Annualized
(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund, a diversified fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on U.S. listed common stocks with large market capitalizations that Haverford Financial Services, Inc. (the “Adviser”) believes are the quality companies with stock that offer the potential for future price appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (UNAUDITED)

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (UNAUDITED)

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2026, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (UNAUDITED)

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (UNAUDITED)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2026, the Fund incurred $182,782 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2026, the Fund earned cash management credits of $170, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (UNAUDITED)

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively “excluded expenses”)) for the Fund from exceeding 1.00% of the Fund’s average daily net assets until February 28, 2027. Refer to waiver of investment advisory fees on the Statement of Operations, if any, for fees waived for the six months ended April 30, 2026. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses (not including excluded expenses) and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2026, there were no previously waived and reimbursed fees subject to recapture.

6. Investment Transactions:

For the six months ended April 30, 2026, the Fund made purchases of $19,148,642 and sales of $28,422,353 investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. During the year ended October 31, 2025, there were no permanent differences.

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2025	$3,328,753	$20,926,718	$24,255,471
2024	3,413,210	10,577,610	13,990,820

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (UNAUDITED)

As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$155,782
Undistributed Long-Term Capital Gain	22,788,125
Unrealized Appreciation	182,079,835
Other Temporary Differences	(4)
Total Distributable Earnings	$205,023,738

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2026, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$145,690,486	$173,333,064	$(1,155,119)	$172,177,945

8. Concentration of Risks:

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (UNAUDITED)

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The Fund is also subject to the risk that large-cap growth stocks may underperform other equity market segments or the equity market as a whole.

9. Concentration of Shareholders:

At April 30, 2026, 89% of total shares outstanding were held by one shareholder. This shareholder was comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

The Fund adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND APRIL 30, 2026 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Haverford Quality Growth Stock Fund

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121
866-301-7212

Adviser:

Haverford Financial Services, Inc.

Three Radnor Corporate Center, Suite 450
Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP
One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

HIM-SA-001-2200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026